Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheet
Allowances for doubtful accounts receivable	$ 98	$ 109
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, Shares outstanding (in shares)	711,977,608	710,599,119